Share-based compensation - Share options outstanding (Details) - Share option plans - Options	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation
Outstanding share options	6,768,460	5,540,600	5,128,680	2,661,096
Not later than one year
Share-based compensation
Outstanding share options	10,000	49,687	555,126
Later than one year and not later than two years
Share-based compensation
Outstanding share options		155,000	49,687
Later than two years and not later than three years
Share-based compensation
Outstanding share options			155,000
Later than three years and not later than four years
Share-based compensation
Outstanding share options	506,351
Later than four years and not later than five years
Share-based compensation
Outstanding share options	49,687	506,351
Later than five years and not later than six years
Share-based compensation
Outstanding share options	145,000
Later than six years and not later than seven years
Share-based compensation
Outstanding share options	1,901,283
Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	2,711,090	1,901,283
Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	255,676	2,711,090	1,901,283
Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	1,189,373	217,189	2,467,584
Exercise Price CHF1.00 to 1.50
Share-based compensation
Outstanding share options	1,668,823	479,450	292,261
Exercise Price CHF1.00 to 1.50 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options	292,261
Exercise Price CHF1.00 to 1.50 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options		292,261
Exercise Price CHF1.00 to 1.50 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	187,189		292,261
Exercise Price CHF1.00 to 1.50 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	1,189,373	187,189
Exercise Price CHF1.51 to 2.00
Share-based compensation
Outstanding share options	2,338,547	2,300,060	2,318,835
Exercise Price CHF1.51 to 2.00 | Not later than one year
Share-based compensation
Outstanding share options	10,000	49,687	555,126
Exercise Price CHF1.51 to 2.00 | Later than one year and not later than two years
Share-based compensation
Outstanding share options		105,000	49,687
Exercise Price CHF1.51 to 2.00 | Later than two years and not later than three years
Share-based compensation
Outstanding share options			105,000
Exercise Price CHF1.51 to 2.00 | Later than three years and not later than four years
Share-based compensation
Outstanding share options	506,351
Exercise Price CHF1.51 to 2.00 | Later than four years and not later than five years
Share-based compensation
Outstanding share options	49,687	506,351
Exercise Price CHF1.51 to 2.00 | Later than five years and not later than six years
Share-based compensation
Outstanding share options	95,000
Exercise Price CHF1.51 to 2.00 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options	1,609,022
Exercise Price CHF1.51 to 2.00 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options		1,609,022
Exercise Price CHF1.51 to 2.00 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	68,487		1,609,022
Exercise Price CHF1.51 to 2.00 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options		30,000
Exercise Price CHF2.01 to 2.50
Share-based compensation
Outstanding share options	293,506	293,506	50,000
Exercise Price CHF2.01 to 2.50 | Later than one year and not later than two years
Share-based compensation
Outstanding share options		50,000
Exercise Price CHF2.01 to 2.50 | Later than two years and not later than three years
Share-based compensation
Outstanding share options			50,000
Exercise Price CHF2.01 to 2.50 | Later than five years and not later than six years
Share-based compensation
Outstanding share options	50,000
Exercise Price CHF2.01 to 2.50 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	243,506
Exercise Price CHF2.01 to 2.50 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options		243,506
Exercise Price CHF2.51 to 3.00
Share-based compensation
Outstanding share options	2,467,584	2,467,584	2,467,584
Exercise Price CHF2.51 to 3.00 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	2,467,584
Exercise Price CHF2.51 to 3.00 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options		2,467,584
Exercise Price CHF2.51 to 3.00 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options			2,467,584